JPMorgan Hedged Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.18%	2.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.59%	7.56%	8.46%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	8.18%	8.62%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.49%	9.00%	9.32%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	8.78%	9.06%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.55%	7.08%	7.60%